Related Party Transactions (Details) - Schedule of remuneration of key management personnel - USD ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Remuneration of Key Management Personnel [Abstract]
Professional fees	[1]	$ 307,534	$ 91,249	$ 40,491
Salaries	[1]	833,717	144,231
Share based compensation	[2]	3,092,012	6,016,173	1,047,943
Total		$ 4,233,263	$ 6,251,653	$ 1,088,434

[1]	Represents the professional fees and salaries paid to officers and directors.
[2]	Represents the share based compensation for officers and directors.